UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22809

Matthews A Share Selections Fund, LLC
(Exact name of registrant as specified in charter)

Four Embarcadero Center, Suite 550
San Francisco, CA 94111
(Address of principal executive offices) (Zip code)

William J. Hackett, President
Four Embarcadero Center, Suite 550
San Francisco, CA 94111
(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-788-7553

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Matthews A Share Selections Fund, LLC ǀ Semi-Annual Report

June 30, 2015

Contents

Matthews CF-U Series Schedule of Investments	3
Matthews ADF-U Series Schedule of Investments	4
Disclosure of Fund Expenses	5
Statements of Assets and Liabilities	7
Statements of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements (unaudited)	12

Matthews CF-U Series
Schedule of Investments(a) (unaudited)	June 30, 2015

	Shares	Value
COMMON EQUITIES: 80.9%
INFORMATION TECHNOLOGY: 30.7%
Electronic Equipment, Instruments & Components: 30.7%
Hangzhou Hikvision Digital Technology Co.,
Ltd. A Shares	3,705,959	$26,637,702
Total Information Technology		26,637,702

CONSUMER STAPLES: 25.5%
Beverages: 25.5%
Kweichow Moutai Co., Ltd. A Shares(b)	531,617	22,088,554
Total Consumer Staples		22,088,554

HEALTH CARE: 24.7%
Pharmaceuticals: 24.7%
Jiangsu Hengrui Medicine Co., Ltd. A Shares	2,979,219	21,398,873
Total Health Care		21,398,873

TOTAL INVESTMENTS: 80.9% (Cost $40,426,759(c))		70,125,129

CASH AND OTHER ASSETS, LESS LIABILITIES: 19.1%		16,514,388

NET ASSETS: 100.0%		$86,639,517

(a)                                 Certain securities were fair valued under the valuation polices approved by the Board of Directors (Note 2-A).

(b)                                 Non-income producing security.

(c)                                  Cost for federal income tax purposes is $40,426,759 and net unrealized appreciation consists of:

Gross unrealized appreciation	$29,698,370
Gross unrealized depreciation	(—)
Net unrealized appreciation	$29,698,370

See accompanying notes to financial statements.

SECTOR ALLOCATION (%)
Information Technology	30.7
Consumer Staples	25.5
Health Care	24.7
Cash and Other Assets, Less Liabilities	19.1

Matthews ADF-U Series
Schedule of Investments(a) (unaudited)	June 30, 2015

COMMON EQUITIES: 55.7%

	Shares	Value
INDUSTRIALS: 55.7%
Transportation Infrastructure: 55.7%
Shanghai International Airport Co., Ltd. A Shares	12,098,309	$61,847,508
Total Industrials		61,847,508

FINANCIALS: 0.0%
Capital Markets: 0.0%
Guotai Junan Securities Co., Ltd. A Shares(b)	8,000	44,302
Total Financials		44,302
TOTAL INVESTMENTS: 55.7% (Cost $39,564,406(c))		61,891,810

CASH AND OTHER ASSETS, LESS LIABILITIES: 44.3%		49,173,495

NET ASSETS: 100.0%		$111,065,305

(a)                                 Certain securities were fair valued under the valuation polices approved by the Board of Directors (Note 2-A).

(b)                                 Non-income producing security.

(c)                                  Cost for federal income tax purposes is $39,564,406 and net unrealized appreciation consists of:

Gross unrealized appreciation	$22,327,404
Gross unrealized depreciation	(—)
Net unrealized appreciation	$22,327,404

See accompanying notes to financial statements.

SECTOR ALLOCATION (%)
Industrials	55.7
Financials	0.0
Cash and Other Assets, Less Liabilities	44.3

Disclosure of Fund Expenses (unaudited)

We believe it is important for you to understand the impact of fees regarding your investment in a series of the Matthews A Share Selections Fund, LLC (each a “Fund,” and collectively, the “Funds”). All Funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the Fund. A Fund’s operating expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual operating expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the past six month period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Operating Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund in the first line under the heading entitled “Operating Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other funds. It assumes that the fund had an annual return of 5% before operating expenses, but that the expense ratio is unchanged. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other SEC-registered funds because the Securities and Exchange Commission requires all SEC-registered funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the operating expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees.

The Matthews A Share Selections Fund, LLC does not charge any sales loads, exchange fees, or 12b-1 fees, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

June 30, 2015

				Operating
				Expenses
	Beginning	Ending		Paid During
	Account	Account		Period
	Value	Value	Expense	1/1/15 -
	1/01/15	6/30/15	Ratio(1)	6/30/15(2)

Matthews CF-U Series
Actual Fund Return	$1,000.00	$1,596.90	0.00%	$0.00
Hypothetical 5% Return	$1,000.00	$1,024.79	0.00%	$0.00

Matthews ADF-U Series
Actual Fund Return	$1,000.00	$1,858.00	0.00%	$0.00
Hypothetical 5% Return	$1,000.00	$1,024.79	0.00%	$0.00

(1)         Annualized, based on the Fund’s most recent fiscal half-year expenses.

(2)         Operating expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days, then dividend by 365.

Statements of Assets and Liabilities (unaudited)	June 30, 2015

	Matthews		Matthews
	CF-U Series		ADF-U Series
ASSETS:
Investments at value (A) (Note 2-A):	$70,125,129		$61,891,810
Cash	20		36
Segregated foreign currency at value (B)	63,067		58,837
Receivable for reimbursement from Investing Fund	100,574		109,083
Foreign currency at value (B)	16,451,301		49,140,049
TOTAL ASSETS	86,740,091		111,199,815
LIABILITIES:
Payable for securities purchased	—		25,427
Administration and accounting fees payable	30,022		33,118
Custodian fees payable	32,865		37,690
Professional fees payable	29,674		30,456
Accrued other expenses payable	8,013		7,819
TOTAL LIABILITIES	100,574		134,510
NET ASSETS	$86,639,517		$111,065,305
NET ASSETS:	$86,639,517		$111,065,305
INTERESTS OUTSTANDING:	50,567		52,126
NET ASSET VALUE:	$1,713.37	(1)	$2,130.70	(1)
NET ASSETS CONSIST OF:
Investors Capital	$50,000,000		$50,000,000
Undistributed net investment income	298,609		136
Undistributed/accumulated net realized gain (loss) on investments and foreign currency related transactions	6,625,861		38,690,589
Net unrealized appreciation (depreciation)	29,715,047		22,374,580
NET ASSETS	$86,639,517		$111,065,305

(A) Investments at cost	$40,426,759	$39,564,406
(B) Foreign currency at cost	$16,434,625	$49,092,839

See accompanying notes to financial statements.

(1)         The Matthews CF-U Series and Matthews ADF-U Series net asset value is calculated using unrounded net assets of $86,639,516.68 and $111,065,304.51 divided by the unrounded interests outstanding of $50,566.69 and $52,126.17, respectively.

Statements of Operations (unaudited)	Six-Month Period Ended June 30, 2015

	Matthews	Matthews
	CF-U Series	ADF-U Series
INVESTMENT INCOME:
Dividends	$341,774	$—
Foreign withholding tax	(43,234)	—
TOTAL INVESTMENT INCOME	298,540	—
EXPENSES:
Administration and accounting fees (Note 3)	30,022	33,118
Accounting out-of-pocket fees	494	101
Custodian fees	32,865	37,690
Printing fees	89	92
Professional fees	29,674	30,456
Transfer agent fees	4,984	5,115
Other expenses	2,446	2,511
TOTAL EXPENSES	100,574	109,083
Reimbursement from Investing Fund (Note 3)	(100,574)	(109,083)
NET EXPENSES	—	—
NET INVESTMENT INCOME (LOSS)	298,540	—
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS AND DEFERRED CAPITALGAINS TAXES:
Net realized gain (loss) on investments	6,693,555	38,827,048
Net realized gain (loss) on foreign currency related transactions	(26,464)	(144,258)
Net change in unrealized appreciation/depreciation on investments	25,383,160	12,149,083
Net change in deferred foreign capital gains taxes on unrealized appreciation	4,990	378,428
Net change in unrealized appreciation/depreciation on foreign currency related translations	47,973	47,164
Net realized and unrealized gain (loss) on investments, foreign currency related transactions and deferred capital gains taxes	32,103,214	51,257,465
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$32,401,754	$51,257,465

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	Six-Month Period
	Ended June 30, 2015	Period Ended
Matthews CF-U Series	(unaudited)	December 31, 2014(1)
OPERATIONS:
Net investment income (loss)	$298,540	$69
Net realized gain (loss) on investments and foreign currency related transactions	6,667,091	(41,230)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	25,431,133	4,283,914
Net change on deferred foreign capital gains taxes on unrealized appreciation	4,990	(4,990)
Net increase (decrease) in net assets resulting from operations	32,401,754	4,237,763
CONTRBUTION FROM INVESTORS	—	50,000,000
Total increase (decrease) in net assets	32,401,754	54,237,763
NET ASSETS:
Beginning of period	54,237,763	—
End of period (including undistributed net investment income of $298,609 and $69, respectively)	$86,639,517	$54,237,763

	Six-Month Period
	Ended June 30, 2015	Period Ended
Matthews ADF-U Series	(unaudited)	December 31, 2014(1)
OPERATIONS:
Net investment income (loss)	$—	$136
Net realized gain (loss) on investments and foreign currency related transactions	38,682,790	7,799
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	12,196,247	10,178,333
Net change on deferred foreign capital gains taxes on unrealized appreciation	378,428	(378,428)
Net increase (decrease) in net assets resulting from operations	51,257,465	9,807,840
CONTRBUTION FROM INVESTORS	—	50,000,000
Total increase (decrease) in net assets	51,257,465	59,807,840
NET ASSETS:
Beginning of period	59,807,840	—
End of period (including undistributed net investment income of $136 and $136, respectively)	$111,065,305	$59,807,840

(1) Commenced operations on July 31, 2014.

See accompanying notes to financial statements.

Financial Highlights

Matthews CF-U Series

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Six-Month
	Period Ended
	June 30, 2015		Period Ended
	(unaudited)		Dec. 31, 2014(1)
Net Asset Value, beginning of period	$1,072.60		$1,000.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	5.90		—	(3)
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency	634.87		72.60
Total from investment operations	640.77		72.60
Net Asset Value, end of period	$1,713.37		$1,072.60
TOTAL RETURN	59.69	%(4)	7.26	%(4)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$86,640		$54,238
Ratio of expenses to average net assets before waivers	0.29	%(5)	2.40	%(5)
Ratio of expenses to average net assets after waivers	0.00	%(5)	0.00	%(5)
Ratio of net investment income (loss) to average net assets	0.86	%(5)	0.00	%(5), (6)
Portfolio turnover	3.20	%(4)	0.00	(4)

(1) Commenced operations on July 31, 2014.

(2) Calculated using the average daily shares method.

(3) Less than $0.01 per share.

(4) Not annualized.

(5) Annualized.

(6) Ratio is below 0.01%

Financial Highlights

Matthews ADF-U Series

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Six-Month
	Period Ended
	June 30, 2015		Period Ended
	(unaudited)		Dec. 31, 2014(1)
Net Asset Value, beginning of period	$1147.37		$1,000.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	—		—	(3)
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency	983.33		147.37
Total from investment operations	983.33		147.37
Net Asset Value, end of period	$2,130.70		$1,147.37
TOTAL RETURN	85.80	%(4)	14.74	%(4)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$111,065		$59,808
Ratio of expenses to average net assets before waivers	0.26	%(5)	1.68	%(5)
Ratio of expenses to average net assets after waivers	0.00	%(5)	0.00	%(5)
Ratio of net investment income (loss) to average net assets	0.00	%(5)	0.00	%(5), (6)
Portfolio turnover	46.34	%(4)	0.00	%(4)

(1) Commenced operations on July 31, 2014.

(2) Calculated using the average daily shares method.

(3) Less than $0.01 per share.

(4) Not annualized.

(5) Annualized.

(6) Ratio is below 0.01%

See accompanying notes to financial statements.

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Matthews A Share Selections Fund, LLC, a Delaware limited liability company (the “Company”), is registered as an open-end management investment company with multiple series (each a “Fund,” and collectively, the “Funds”), and is operated as an extended payment fund under the Investment Company Act of 1940, as amended (the “1940 Act”). Matthews International Capital Management, LLC, a Delaware limited liability company (“Matthews”), serves as the investment advisor to each of the Funds. All of the interests in a Fund (“Interests”) are held by a single investor, which is an investment advisory or investment management client of Matthews. Interests are not registered under the Securities Act of 1933 (the “Securities Act”); and are offered only in private placement transactions to “accredited investors,” as defined in Regulation D under the Securities Act, that are also “qualified purchasers,” under the 1940 Act and the rules thereunder. Currently, the Company offers two non-diversified Funds: the Matthews CF-U Series and the Matthews ADF-U Series. Interests of the Matthews CF-U Series are held by Matthews China Fund, a series of Matthews International Funds, a Delaware statutory trust doing business as the Matthews Asia Funds (the “Matthews Funds”). Interests of the Matthews ADF-U Series are held by the Matthews Asia Dividend Fund, a series of the Matthews Funds. The Matthews Funds are registered as an open-end management investment company with multiple series under the 1940 Act. The Matthews China Fund and the Matthews Asia Dividend Fund are each referred to herein as an “Investing Fund,” and collectively, as the “Investing Funds”. The investment objective of Matthews CF-U Series is long term capital appreciation. The investment objective of Matthews ADF-U Series is total return with an emphasis on providing current income.

The Company invests exclusively in securities of Chinese companies listed on Mainland China stock exchanges (i.e., the Shanghai Stock Exchange and the Shenzhen Stock Exchange, collectively referred to as the “Chinese Exchanges”) and traded and denominated in the currency of China, the renminbi (“A Share Companies”). To allow the Company to invest in A Share Companies on behalf of the Funds and thus the Investing Funds, Matthews has applied for and received a license from the China Securities Regulatory Commission (the “CSRC”) to operate as a Qualified Foreign Institutional Investor (“QFII”), and has been allocated an investment quota of up to $100 million (the “Investment Quota”) by the State Administration of Foreign Exchange of China (“SAFE”). Currently Matthews has allocated the Investment Quota to the Company. Accordingly, the Company, acting for the Funds in the aggregate, may invest the renminbi equivalent of US$100 million in securities of A Share Companies.

Currently, Chinese law permits a QFII, such as Matthews, to repatriate an Investment Quota (including the proceeds of the Investment Quota) once every seven days. In the recent past, repatriation by a QFII was limited to once every 30 days (and other types of QFIIs may operate under greater or different repatriation restrictions). As a result of this restriction, the Company sought, and has been granted by the U.S. Securities and Exchange Commission, an exemption (the “Exemptive Order”) from the provisions of Section 22(e) of the 1940 Act and Rule 22c-1 thereunder to the extent necessary to permit the Company to operate as an “extended payment fund.” As extended payment funds, the Funds will only redeem Interests on a periodic basis, which, pursuant to the Exemptive Order, shall be no less frequent than on one day each month. Currently, the Funds redeem Interests once each seven days.

The Exemptive Order also exempts the Funds from (i) Sections 12(d)(1)(A) and (B) of the 1940 Act, and from Section 17(a) of the 1940 Act, to the extent necessary to permit the Company and the Funds to sell their Interests to, and redeem their Interests from, certain investors in the Funds; and (ii) Section 8(b)(1)(E) of the 1940 Act and the requirement that the Fund disclose a concentration policy regarding investments in any industry or group of Industries (see Note 2-C, below). Pursuant to the Exemptive Order, the Company may not hold itself out as a mutual fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

A.   SECURITY VALUATION: The A Share securities in which the Funds invest generally trade in liquid markets, and prices on the Chinese Exchanges reflect the amount (in Chinese renminbi) that could be obtained upon sales of A Share Companies. The value of the Funds’ securities is based on market quotations from the relevant Chinese Exchange for those securities (as of the close of trading of the Chinese Exchanges on which they trade), or on their fair value determined by the valuation policies approved by the Company’s Board of Directors (the “Board”). Market quotations of A Share Companies are provided by pricing services that are independent of the Funds and

Matthews. To assist it in determining a current market value, the Funds may utilize independent pricing services that utilize sources believed to be reliable.

The values in renminbi of the A Share Companies held by a Fund will be converted to U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) and in accordance with the Funds’ Pricing Policies. The Funds generally use the foreign currency exchange rates deemed to be most appropriate by a foreign currency pricing service that is independent of the Funds and Matthews.

The Board has delegated the responsibility of making fair value determinations to the Funds’ Valuation Committee (the “Valuation Committee”) subject to the Funds’ Pricing Policies and Board oversight. When fair value pricing is employed, the prices of securities used by a Fund to calculate its Net Asset Value (“NAV”) may differ from any quoted or published prices for the same securities for that day. All fair value determinations are made subject to the Board’s oversight. Events affecting the value of foreign investments may occur between the time at which they are determined and when the Funds calculate their NAV, which is normally the close of trading on the NYSE. If such events render market quotations unreliable, and the impact of such events can be reasonably determined, the investments will be valued at their fair value in accordance with pricing policies. The fair value of a security held by the Funds may be determined using the services of third-party pricing services to assist in this process.

The books and records of the Funds are maintained in U.S. dollars. Transactions, portfolio securities, and assets and liabilities denominated in a foreign currency are translated and recorded in U.S. dollars at the prevailing exchange rate as of the close of trading on the NYSE. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in foreign exchange rate from that which is due to changes in market prices of securities.

The A Share Companies held by a Fund may be traded on days and at times when the NYSE is closed and the Fund does not calculate its NAV.

B. FAIR VALUE MEASUREMENTS: In accordance with the guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States (“U.S. GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). Various inputs are used in determining the fair value of investments, which are as follows:

Level 1: Quoted prices in active markets for identical securities.

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Level 2 equity securities consist primarily of securities that have been fair valued by third-party pricing services (see Note 2-A).

The summary of inputs used to determine the fair valuation of the Fund’s investments as of June 30, 2015 for the Matthews CF-U Series and Matthews ADF-U Series is as follows:

	Matthews CF-U Series	Matthews ADF-U Series
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Consumer Staples	$22,088,554	$—
Financials	—	44,302
Industrials	—	61,847,508
Health Care	21,398,873	—
Level 2: Other Significant Observable Inputs
Common Equities:
Information Technology	26,637,702	—
Total Market Value of Investments	$70,125,129	$61,891,810

Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy (see Note 2-B). Certain foreign securities may be fair valued by external pricing services when the Funds determine that events affecting the value of foreign securities which occur between the time at which they are determined and the close of trading on the NYSE render market quotations unreliable. Such fair valuations are typically categorized as Level 2 in the fair value hierarchy. The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the reporting period. At June 30, 2015, the Funds utilized third party pricing services to fair value certain securities, some of which were different than the securities which had been valued by third party pricing services at December 31, 2014. As a result, certain securities held by the Funds were transferred from Level 2 into Level 1 with beginning of period values as follows:

Transfer to Level 1
from Level 2
Matthews CF-U Series	$35,320,102
Matthews ADF-U Series	32,425,607

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

C. PRINCIPAL RISKS: The value of a Fund’s assets may be adversely affected by political, economic, social, and religious factors affecting China, inadequate investor protection afforded by corporate governance in China, changes in the Chinese laws or regulations and the status of China’s relations with other countries. In addition, the Chinese economy differs favorably or unfavorably from the U.S. economy in respects such as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, balance of payments position and sensitivity to changes in global trade.

The Chinese government has exercised and continues to exercise significant influence over many aspects of the economy. Accordingly, future government actions in China could have a significant effect on the economy, which could affect private sector companies and the Funds, market conditions, and prices and yields of securities in a Fund’s portfolio. The political reunification of China and Taiwan, over which China continues to claim sovereignty, is a highly complex issue and is unlikely to be settled in the near future. Continuing hostility between China and Taiwan may have an adverse impact on the values of a Fund’s investments in A Share Companies, or make investment in China impracticable or impossible.

The development of the Chinese economy may be affected by political, military, economic and other factors related to North Korea. Negotiations to ease tensions and resolve the political division of the Korean peninsula have been carried on from time to time, producing sporadic and inconsistent results. There have also been efforts to increase economic, cultural and humanitarian contacts among North Korea, South Korea, Japan and other nations. There can be no assurance that such negotiations or efforts will continue or will ease tensions in the region. Any military action or other instability could adversely impact the ability of a Fund to achieve its investment objective. Lack of available information regarding North Korea is also a significant risk factor.

The holdings of each of the Funds may, based on the A Share Companies held by that Fund, be concentrated in one or more industries. Moreover, because each Fund is expected to have a small number of holdings, the particular industries in which a Fund’s holdings are concentrated could change. Pursuant to the Exemptive Order, the Funds are exempt from Section 8(b)(1)(E) of the Act and the requirement that they disclose a concentration policy regarding investments in any industry or group of industries. Instead, the Exemptive Order requires each Fund to disclose that it does not have a concentration policy and to require that any registered investment company (such as each of the current Investing Funds) that invests in a Fund aggregate that Funds’ holdings with its own holdings for purposes of evaluating such Investing Fund’s concentration policy.

If the Company does not operate in compliance with the Exemptive Order, including the conditions and material representations contained in its application for the Exemptive Order, or if the Exemptive Order is revoked for any reason, the Company may be required to cease operations and liquidate investments at an inopportune time, which may have an adverse effect on the Funds and the value of the Interests.

An investment in a Fund cannot be immediately liquidated at any time by the Investor. Interests may be transferred only under very limited circumstances, and no market for the Interests will exist at any time. An Investor can liquidate its investment through the redemption of its Interests, which will be limited.

D. FEDERAL INCOME TAXES: The Funds are intended to be disregarded entities for tax purposes, they are also not treated as regulated investment companies under Sub-chapter M of the Internal Revenue Code of 1986, as amended (“Sub-chapter M”). Accordingly, no separate U.S. federal income taxes are expected with respect to the income or gains the Funds distribute to Investors. Therefore, no federal income tax provision is required. Similarly, the Funds, unlike many investment companies registered with the SEC under the 1940 Act, are not subject to the asset diversification, distribution and other requirements of Sub-chapter M.

Under the current Chinese tax law and regulations, dividends and interest income derived by QFII are subject to a 10% withholding tax. The Chinese State Administration of Taxation (“CSAT”) recently announced a three year exemption from capital gains taxes on A Share Companies purchased by QFIIs on or after November 17, 2014. CSAT separately announced that capital gains taxes on A Share Companies purchased by QFIIs prior to November 17 would continue to be subject to the then existing tax regime. Although CSAT has yet to issue official rules, under the previous tax regime, capital gains on A Share Companies purchased by QFIIs are expected to be subject to a 10% tax.

On November 17, 2014, the Ministry of Finance and the State Administration of Taxation jointly released Caishui [2014] No.79 (“Notice 79”) to address the long outstanding tax issues in relation to QFII’s and RQFII’s. Under Notice 79, QFII’s and RQFII’s without an establishment or place in China will also be temporarily exempt from corporate income tax on gains derived from the trading of shares effective from November 17, 2014. Effective November 17, 2014 each Series of the Company has kept in place the amount potentially payable for unrealized capital gains as of that date and will, for the time being, discontinue recording payables for realized or unrealized gains on a going forward basis.

E. DISTRIBUTIONS: A Fund may make a distribution of its gains or income in the discretion of Matthews, but is not required to, and may not, make such a distribution in any given year.

F. INVESTMENT TRANSACTIONS AND INCOME: Securities transactions are accounted for on the date the securities are purchased or sold. Gains or losses on the sale of securities are determined on the identified cost basis. Dividend income is generally recorded on the ex-dividend date. Dividend income for certain issuers which the Funds invest may not be recorded until approved by the shareholders (which may occur after the ex-dividend date) if, in the judgment of management, such dividends are not reasonably determined as of the ex-dividend date.

G. CASH AND FOREIGN CURRENCY: The Funds are required by the local market to maintain a cash reserve. The cash reserve is based upon a fixed ratio of the QFII’s approved investment quota, which is defined as the amount remitted into its special renminbi (RMB) cash account. The fixed ratio is set at 0.08% for the Shanghai market and 0.06% for the Shenzhen market.

H. USE OF ESTIMATES: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Investment Advisory Agreement between the Company, on behalf of the Funds, and Matthews, no management fees are currently charged to the Fund because Matthews is compensated directly by the Investing Funds, on assets invested in the Funds pursuant to an agreement between Matthews and the Matthews Funds.

Under the terms of a contractual agreement between the Funds and the Investing Funds, the Investing Funds are responsible for all of the operating expenses of the Funds. Accrued expenses have been offset by corresponding receivables for reimbursements from the Investing Fund.

Certain Officers and Directors of the Funds are also Officers and Directors of Matthews and the Matthews Funds. All Officers serve without compensation from the Funds. The Funds do not pay the Independent Directors compensation.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), an indirect wholly owned subsidiary of The Bank of New York Mellon Corporation, serves as the Funds’ administrator, and in that capacity, performs various administrative and accounting services for each Fund. BNY Mellon also serves as the Funds’ transfer agent, dividend disbursing agent and registrar.

Brown Brothers Harriman & Co. serves as the Funds’ custodian.

4. INVESTMENTS

The values of investment transactions made for the six-month period ended June 30, 2015 were as follows:

	Purchases	Sales
Matthews CF-U Series	$2,122,898	$15,952,975
Matthews ADF-U Series	35,070,319	84,271,033

5. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events that require recognition or disclosure in the financial statements.

Matthews A Share Selections Fund, LLC

INVESTMENT ADVISOR

Matthews International Capital Management, LLC

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

415.788.7553

CUSTODIAN

Brown Brothers Harriman & Co.

50 Milk Street

Boston, MA 02109

LEGAL COUNSEL

Paul Hastings LLP

55 Second Street, 24th Floor

San Francisco, CA 94105

Four Embarcadero Center, Suite 550

San Francisco, CA 94111	ASSAR-0615

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)             Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)            Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)   Not applicable.

(a)(2)             Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)   Not applicable.

(b)                              Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Matthews A Share Selections Fund, LLC

By (Signature and Title)*	/s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date	September 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date	September 4, 2015

By (Signature and Title)*	/s/ Shai Malka
Shai Malka, Treasurer
(principal financial officer)

Date	September 4, 2015

* Print the name and title of each signing officer under his or her signature.